Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Other Property and Investments

Other Property and Investments. Other property and investments includes (millions of dollars):

	2015	2014
Centuri property, equipment, and intangibles	$423	$405
Centuri accumulated provision for depreciation and amortization	(221)	(187)
Net cash surrender value of COLI policies	99	99
Other property	13	10

Total	$314	$327

Schedule of Goodwill

	Natural Gas Operations	Construction Services	Consolidated
(In thousands of dollars)
December 31, 2014	$10,095	$133,065	$143,160
Acquisition date adjustment	—	1,380	1,380
Foreign currency translation adjustment	—	(18,395)	(18,395)

December 31, 2015	$10,095	$116,050	$126,145

Summary of Intangible Assets

Centuri has $36.8 million and $48.2 million of intangible assets (varies due to foreign currency translation) at December 31, 2015 and 2014, respectively, as detailed in the following table (thousands of dollars):

December 31, 2015	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$31,226	$(2,070)	$29,156
Trade names and trademarks	8,621	(1,331)	7,290
Customer contracts backlog	1,606	(1,606)	—
Noncompete agreement	437	(110)	327

Total	$41,890	$(5,117)	$36,773

December 31, 2014	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$37,059	$(524)	$36,535
Trade names and trademarks	10,208	(241)	9,967
Customer contracts backlog	1,912	(724)	1,188
Noncompete agreement	519	(34)	485

Total	$49,698	$(1,523)	$48,175

Schedule of Estimated Future Amortization of Intangible Assets	The estimated future amortization of the intangible assets for the next five years is as follows (in thousands):

2016	$2,809
2017	2,809
2018	2,605
2019	1,971
2020	1,906

Schedule of Capitalized and Debt Portion of AFUDC

Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2015	2014	2013
(In thousands)
AFUDC:
Debt portion	$1,666	$1,228	$1,260
Equity portion	3,008	1,995	2,274

AFUDC capitalized as part of utility plant	$4,674	$3,223	$3,534

Other Income (Deductions)

The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2015	2014	2013
Change in COLI policies	$(500)	$5,300	$12,400
Interest income	2,173	2,602	461
Equity AFUDC	3,008	1,995	2,274
Foreign currency transaction gain (loss)	(824)	(178)	—
Equity in earnings of unconsolidated investment - Western	310	107	—
Miscellaneous income and (expense)	(1,288)	(2,719)	(2,835)

Total other income (deductions)	$2,879	$7,107	$12,300

Schedule of Earnings Per Share, Basic and Diluted

A reconciliation of the denominator used in the Basic and Diluted EPS calculations is shown in the following table.

	2015	2014	2013
(In thousands)
Average basic shares	46,992	46,494	46,318
Effect of dilutive securities:
Stock options	8	17	26
Performance shares	171	215	231
Restricted stock units	212	218	183

Average diluted shares	47,383	46,944	46,758